United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 9/30/06
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          November 3, 2006
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total:      $245,820
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
WR BERKLEY CORP          COM       084423102    4,610,000    130,252.00 X                                17,916   57,037   55,299
CARDINAL HEALTH          COM       14149Y108   16,671,000    253,576.00 X                                35,915  117,242  100,419
CHOICEPOINT              COM       170388102   49,720,000  1,388,811.00 X                               190,052  656,745  542,014
CINTAS CORP.             COM       172908105   21,201,000    519,249.00 X                                72,681  237,524  209,044
EBAY                     COM       278642103   14,737,000    519,616.00 X                                69,364  233,735  216,517
EXPRESS SCRIPTS          COM       302182100   18,086,000    239,702.00 X                                32,494  112,835   94,373
GETTY IMAGES INC         COM       374276103   13,413,000    269,971.00 X                                37,788  120,583  111,600
INTERCONTINENTAL EXCHANG COM       45865V100   13,012,000    173,326.00 X                                23,706   81,790   67,830
INTL SPEEDWAY CORP A     COM       460335201   10,594,000    212,559.00 X                                30,190   98,962   83,407
IRON MOUNTAIN            COM       462846106   10,825,000    252,076.00 X                                37,229  119,437   95,410
KOHLS CORP               COM       500255104   15,197,000    234,085.00 X                                34,020  108,130   91,935
LAUREATE EDUCATION INC   COM       518613104   12,808,000    267,595.00 X                                37,505  126,255  103,835
LINCARE HOLDINGS         COM       532791100    5,790,000    167,123.00 X                                19,317   81,890   65,916
NATL MEDICAL HLTH CARD   COM       636918302    2,862,000    184,032.00 X                                31,668   82,474   69,890
NAVIGATORS GROUP INC.    COM       638904102   12,872,000    268,090.00 X                                23,165  128,874  116,051
STRAYER EDUCATION        COM       863236105    6,852,000     63,315.00 X                                 8,394   29,850   25,071
ZEBRA TECHNOLOGIES       COM       989207105   34,767,000    972,774.00 X                               133,908  432,591  406,275
LARGE CAP VALUE INDEX    MF        464287408    1,021,000     14,225.00 X                                          8,350    5,875
MSCI EAFI INDEX          MF        464287465    1,903,000     28,100.00 X                                         13,450   14,650
S&P 500 INDEX            MF        464287200    1,112,000      8,320.00 X                                          4,595    3,725
S&P MIDCAP 400 INDEX     MF        464287507      435,000      5,775.00 X                                          4,125    1,650
TWEEDY BROWN GLBL VAL    MF        901165100      570,000     19,446.00 X                                         18,909      537
TOTAL COMMON STOCK                            240,828,000
TOTAL MUTUAL FUNDS                              4,992,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              245,820,000

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